Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Granted
	Year ended December 31, 2024
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	5,625,482	2.71	3.66	300
Granted	1,047,103	2.72
Exercised	(2,088,940)	2.83
Forfeited or expired	(860,359)	3.24

Outstanding at end of the year	3,723,286	2.52	4.06	8,005

Options exercisable at end of the year	1,532,257	2.57	3.43	3,216

Vested and expected to vest	3,339,251	2.53	3.96	7,143

Schedule of RSUs Granted
	Year ended December 31, 2024
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,622,195	2.42
Granted	1,188,827	2.55
Vested	(885,664)	2.54
Forfeited	(202,316)	2.43

Unvested at end of the year	2,723,042	2.43

Schedule of Equity-Based Compensation Expense
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Cost of revenues	495	482	587
Research and development, net	701	828	405
Sales and marketing	1,355	1,416	1,355
General and administrative	1,747	1,238	1,213

Total share-based compensation expenses	4,298	3,964	3,560